UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                  James F. Volk
                               c/o SEI Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                     DATE OF REPORTING PERIOD: JULY 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                       July 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 93.5%
--------------------------------------------------------------------------------
                                                       Shares         Value
                                                     ----------  ---------------
BASIC MATERIALS -- 2.0%
CHEMICALS -- 1.0%
    Praxair                                              10,680      $   527,485
                                                                     -----------
METALS -- 1.0%
    Nucor                                                 4,640          257,288
    Phelps Dodge                                          2,475          263,464
                                                                     -----------
                                                                         520,752
                                                                     -----------
    Total Basic Materials                                              1,048,237
                                                                     -----------
CONSUMER MERCHANDISE -- 6.3%
RETAIL - APPAREL -- 2.7%
    Chico's FAS*                                         17,470          700,721
    Nordstrom                                            18,170          672,472
                                                                     -----------
                                                                       1,373,193
                                                                     -----------
RETAIL - GENERAL MERCHANDISE -- 1.0%
    Target                                                8,995          528,456
                                                                     -----------
RETAIL - SPECIALTY -- 2.6%
    Lowe's                                                8,920          590,683
    Staples                                              32,917          749,520
                                                                     -----------
                                                                       1,340,203
                                                                     -----------
    Total Consumer Merchandise                                         3,241,852
                                                                     -----------
CONSUMER NON-DURABLES -- 7.0%
BEVERAGES - ALCOHOLIC -- 1.1%
    Constellation Brands, Cl A*                          19,580          536,492
                                                                     -----------
BEVERAGES - SOFT -- 1.7%
    Pepsi Bottling Group                                 16,405          478,370
    PepsiCo                                               7,657          417,536
                                                                     -----------
                                                                         895,906
                                                                     -----------
CONSUMER PRODUCTS -- 1.2%
    Procter & Gamble                                     11,087          616,770
                                                                     -----------
FOODS -- 1.2%
    Archer-Daniels-Midland                               27,040          620,298
                                                                     -----------
LEISURE - PRODUCTS -- 1.8%
    Harley-Davidson                                      17,675          940,133
                                                                     -----------
    Total Consumer Non-Durables                                        3,609,599
                                                                     -----------
CONSUMER SERVICES -- 6.8%
CONSULTING SERVICES -- 0.5%
    Corporate Executive Board                             3,320          267,857
                                                                     -----------
LODGING/HOTELS/GAMING -- 3.6%
    Choice Hotels International                           7,485          496,405
    Harrah's Entertainment                               12,565          989,368
    Scientific Games, Cl A*                              12,575          344,304
                                                                     -----------
                                                                       1,830,077
                                                                     -----------

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                       July 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- continued
--------------------------------------------------------------------------------
                                                       Shares         Value
                                                     ----------  ---------------
MEDIA -- 2.1%
  MULTIMEDIA -- 2.1%
    News, Cl A*                                          31,456      $   515,249
    Pixar*                                               12,610          542,356
                                                                     -----------
                                                                       1,057,605
                                                                     -----------
RESTAURANTS -- 0.6%
    Sonic*                                               10,915          330,834
                                                                     -----------
    Total Consumer Services                                            3,486,373
                                                                     -----------
ENERGY -- 8.9%
OIL EQUIPMENT & SERVICE -- 1.1%
    Nabors Industries Ltd.*                               8,900          582,505
                                                                     -----------
OIL EXPLORATION & PRODUCTION -- 2.2%
    Anadarko Petroleum                                    6,235          550,862
    Headwaters*                                          14,180          606,195
                                                                     -----------
                                                                       1,157,057
                                                                     -----------
OIL INTEGRATED -- 5.6%
    Chevron                                               8,194          475,334
    ConocoPhillips                                       28,558        1,787,445
    Suncor Energy                                        12,185          595,847
                                                                     -----------
                                                                       2,858,626
                                                                     -----------
    Total Energy                                                       4,598,188
                                                                     -----------
FINANCIAL SERVICES -- 19.5%
BANKS -- 6.3%
  REGIONAL -- 2.4%
    Regions Financial                                    13,960          469,615
    Zions Bancorporation                                 11,140          796,287
                                                                     -----------
                                                                       1,265,902
                                                                     -----------
  SUPER REGIONAL -- 3.9%
    Bank of America                                      15,950          695,420
    Wachovia                                             10,622          535,136
    Wells Fargo                                          12,720          780,245
                                                                     -----------
                                                                       2,010,801
                                                                     -----------
                                                                       3,276,703
                                                                     -----------
FINANCIAL MISCELLANEOUS -- 5.5%
  CREDIT CARD -- 0.9%
    Capital One Financial                                 5,645          465,712
                                                                     -----------
  DIVERSIFIED -- 2.5%
    Citigroup                                            28,983        1,260,761
                                                                     -----------
  INVESTMENT BANKERS/BROKERS -- 2.1%
    Charles Schwab                                       43,065          589,990
    Goldman Sachs Group                                   4,710          506,231
                                                                     -----------
                                                                       1,096,221
                                                                     -----------
                                                                       2,822,694
                                                                     -----------

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                       July 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- continued
--------------------------------------------------------------------------------
                                                       Shares         Value
                                                     ----------  ---------------
INSURANCE -- 7.7%
  LIFE INSURANCE -- 3.9%
    Aflac                                                29,203      $ 1,317,055
    Lincoln National                                     14,745          712,184
                                                                     -----------
                                                                       2,029,239
                                                                     -----------
  MULTI-LINE INSURANCE -- 3.8%
    Hartford Financial Services Group                     6,480          522,093
    Metlife                                              17,800          874,692
    St. Paul Travelers                                   12,395          545,628
                                                                     -----------
                                                                       1,942,413
                                                                     -----------
                                                                       3,971,652
                                                                     -----------
    Total Financial Services                                          10,071,049
                                                                     -----------
HEALTHCARE -- 10.5%
HEALTHCARE SERVICES -- 1.3%
  HMOS -- 1.3%
    Aetna                                                 8,440          653,256
                                                                     -----------
MEDICAL PRODUCTS -- 3.8%
  INSTRUMENTS -- 0.6%
    PerkinElmer                                          15,690          329,176
                                                                     -----------
  PRODUCTS -- 3.2%
    Cooper                                                7,790          535,173
    Dentsply International                                4,435          247,251
    Stryker                                              15,744          851,593
                                                                     -----------
                                                                       1,634,017
                                                                     -----------
                                                                       1,963,193
                                                                     -----------
PHARMACEUTICALS -- 5.4%
  MEDICAL DRUGS -- 5.4%
    Abbott Laboratories                                   7,640          356,253
    Forest Laboratories*                                  9,810          391,615
    Medco Health Solutions*                               9,410          455,820
    Perrigo                                              23,545          327,276
    Pfizer                                               15,165          401,873
    Schering-Plough                                      21,890          455,750
    Wyeth                                                 8,440          386,130
                                                                     -----------
                                                                       2,774,717
                                                                     -----------
    Total Healthcare                                                   5,391,166
                                                                     -----------
INDUSTRIAL -- 10.0%
ELECTRONICS -- 0.9%
    American Power Conversion                            16,635          467,610
                                                                     -----------
MACHINERY -- 2.4%
    Caterpillar                                          10,100          544,491
    Deere                                                 9,610          706,623
                                                                     -----------
                                                                       1,251,114
                                                                     -----------

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                       July 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- continued
--------------------------------------------------------------------------------
                                                       Shares         Value
                                                     ----------  ---------------
MANUFACTURING -- 6.7%
    General Electric                                     42,148      $ 1,454,106
    Lennar, Cl A                                          9,125          613,839
    Tyco International Ltd.                              44,828        1,365,909
                                                                     -----------
                                                                       3,433,854
                                                                     -----------
    Total Industrial                                                   5,152,578
                                                                     -----------
TECHNOLOGY -- 16.8%
COMPUTER HARDWARE -- 3.6%
  COMPUTERS -- 3.1%
    Apple Computer*                                      12,890          549,759
    Dell*                                                26,054        1,054,405
                                                                     -----------
                                                                       1,604,164
                                                                     -----------
  MEMORY & PERIPHERALS -- 0.5%
    EMC*                                                 18,365          251,417
                                                                     -----------
                                                                       1,855,581
                                                                     -----------
COMPUTER SOFTWARE -- 4.7%
  APPLICATIONS -- 2.8%
    Symantec*                                            45,790        1,006,006
    VeriSign*                                            16,890          444,376
                                                                     -----------
                                                                       1,450,382
                                                                     -----------
  SYSTEMS -- 1.9%
    Autodesk                                             14,380          491,652
    Microsoft                                            19,223          492,301
                                                                     -----------
                                                                         983,953
                                                                     -----------
                                                                       2,434,335
                                                                     -----------
SEMICONDUCTORS -- 3.3%
  SEMICONDUCTORS -- 3.3%
    Broadcom, Cl A*                                      17,130          732,650
    Intel                                                35,770          970,798
                                                                     -----------
                                                                       1,703,448
                                                                     -----------
TELECOMMUNICATIONS -- 5.2%
  TELECOMMUNICATIONS EQUIPMENT FIBER OPTICS -- 0.6%
    Corning*                                             15,440          294,132
                                                                     -----------
  WIRELESS EQUIPMENT -- 4.6%
    Harris                                               27,460        1,017,942
    Motorola                                             38,915          824,220
    Qualcomm                                             12,985          512,778
                                                                     -----------
                                                                       2,354,940
                                                                     -----------
                                                                       2,649,072
                                                                     -----------
    Total Technology                                                   8,642,436
                                                                     -----------
UTILITIES - ELECTRIC & GAS -- 3.7%
ELECTRIC -- 2.1%
    Constellation Energy Group                           10,410          626,786

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                       July 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- continued
--------------------------------------------------------------------------------
                                                    Shares/Face         Value
                                                      Amount
                                                    -----------  ---------------
ELECTRIC -- continued
    TXU                                                   5,300      $   459,192
                                                                     -----------
                                                                       1,085,978
                                                                     -----------
GAS -- 1.6%
    Sempra Energy                                        18,780          798,150
                                                                     -----------
    Total Utilities -- Electric & Gas                                  1,884,128
                                                                     -----------
UTILITIES - TELEPHONE -- 2.0%
TELEPHONE - INTEGRATED -- 2.0%
    Alltel                                                8,440          561,260
    Verizon Communications                               13,630          466,555
                                                                     -----------
    Total Utilities - Telephone                                        1,027,815
                                                                     -----------
    TOTAL COMMON STOCK
       (Cost $38,499,909)                                             48,153,421
                                                                     -----------
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION -- 1.9%
--------------------------------------------------------------------------------
     U.S. Treasury Bill (A)
       2.936%, 09/15/05                              $1,000,000          996,073
                                                                     -----------
    TOTAL U.S. TREASURY OBLIGATION
       (Cost $996,357)                                                   996,073
                                                                     -----------
--------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 4.4%
--------------------------------------------------------------------------------
    HighMark Diversified Money Market Fund            2,071,567        2,071,567
    HighMark U.S. Government Money Market Fund          176,640          176,640
                                                                     -----------
    TOTAL MONEY MARKET FUNDS
       (Cost $2,248,207)                                               2,248,207
                                                                     -----------
    TOTAL INVESTMENTS -- 99.8%
       (Cost $41,744,473)+                                           $51,397,701
                                                                     ===========
         Percentages are based on net assets of $51,493,254.
      *  Non-income producing security
     Cl  Class
   Ltd.  Limited
    (A) The rate shown represents the security's effective yield at time of purchase.
      + At July 31, 2005, the tax basis cost of the Fund's investments was $41,744,473, and the unrealized appreciation and depreciation were $10,402,535 and $(749,307), respectively.

         For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                    The Advisors' Inner Circle Fund


By (Signature and Title)*                       /s/ James F. Volk
                                                ----------------------
                                                James F. Volk
                                                President


Date September 14, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                       /s/ James F. Volk
                                                ----------------------
                                                James F. Volk
                                                President


Date September 14, 2005

By (Signature and Title)*                       /s/ Michael Lawson
                                                -----------------------
                                                Michael Lawson
                                                Controller & CFO


Date September 14, 2005

* Print the name and title of each signing officer under his or her signature.